Revenue Recognition - Revenue from External Customers by Products and Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Revenue	$ 167,931	$ 267,381	$ 411,757
Revenue from hardware, proprietary embedded firmware and accessories
Revenue from External Customer [Line Items]
Revenue	155,873	245,585	394,667
Revenue from services
Revenue from External Customer [Line Items]
Revenue	7,434	7,391	8,991
Revenue from SaaS
Revenue from External Customer [Line Items]
Revenue	4,624	4,768	5,379
Revenue from software upgrade rights
Revenue from External Customer [Line Items]
Revenue	$ 0	$ 9,637	$ 2,720